Earnings (Loss) Per Common Share Applicable to Common Shareholders of MUFG (Reconciliations of Net Income and Weighted Average Number of Common Shares Outstanding Used for Computation of Basic EPS to Adjusted Amounts for Computation of Diluted EPS) (Detail) - JPY (¥)
¥ / shares in Units, shares in Thousands, ¥ in Millions
	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Income (loss) (Numerator):
Net income (loss) attributable to Mitsubishi UFJ Financial Group	¥ (83,320)	¥ 1,117,298	¥ 305,955
Effect of dilutive instruments:
Stock acquisition rights and restricted stock units—Morgan Stanley	(5,361)	(4,159)	(2,861)
Earnings (loss) applicable to common shareholders of Mitsubishi UFJ Financial Group and assumed conversions	¥ (88,681)	¥ 1,113,139	¥ 303,094
Shares (Denominator):
Weighted average common shares outstanding (in shares)	12,798,060	12,859,737	12,912,790
Effect of dilutive instruments:
Stock acquisition rights and the common shares of MUFG under the Board Incentive Plan (in shares)	0	0	166
Weighted average common shares for diluted computation (in shares)	12,798,060	12,859,737	12,912,956
Basic earnings (loss) per common share:
Earnings (loss) applicable to common shareholders of Mitsubishi UFJ Financial Group (in JPY per share)	¥ (6.51)	¥ 86.88	¥ 23.69
Diluted earnings (loss) per common share:
Earnings (loss) applicable to common shareholders of Mitsubishi UFJ Financial Group (in JPY per share)	¥ (6.93)	¥ 86.56	¥ 23.47